CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net loss	$ (1,877,551)	$ (279,765)	$ (1,068,310)	$ (1,032,788)	$ (243,959)
Adjustments to reconcile net loss to net cash flows from operating activities:
Stock based compensation expense	47,001	9,622	15,440	15,440
Stock based consulting expense	848,388	54,668	237,971	237,971
Impairment and depreciation					1,527
Accretion of asset retirement obligation					2,216
Gain on disposal of oil and gas properties		(49,338)		(49,338)
Loss on disposal of subsidiary			453,581	453,581
Changes in operating assets and liabilities:
Decrease (increase) in receivables	(2,400)	800	3,801	800	13,714
Decrease (increase) in prepaid expenses	(15,664)	6,058	3,815	6,332	(7,562)
(Decrease) increase in accounts payable and accrued expenses	6,178	83,313	20,256	18,104	(33,150)
(Decrease) increase in current liabilities	137,500
(Decrease) increase in long term liabilities	237,500
Net cash flows from operating activities	(619,048)	(174,642)	(333,447)	(349,898)	(267,214)
Cash flows from investing activities:
Acquisition of oil and gas properties					(6,962)
Proceeds from disposal of oil and gas properties		3,000		3,000
Acquisition of intellectual property		(105,854)	(162,854)	(162,854)
Net cash flows from investing activities		(102,854)	(162,854)	(159,854)	(6,962)
Cash flows from financing activities:
Sale of common stock and warrants			1,505,000	1,505,000
Net cash flows from financing activities			1,505,000	1,505,000
Change in cash and cash equivalents	(619,048)	(277,496)	1,008,699	995,248	(274,176)
Cash and cash equivalents, beginning of period	1,508,843	513,595	500,144	513,595	787,771
Cash and cash equivalents, end of period	889,795	236,099	1,508,843	1,508,843	513,595
Supplemental disclosure of cash flow information:
Non-cash investing and financing activities - Note received on disposal of subsidiary				$ 80,000